Quantitative and qualitative disclosure about market risk - Additional Information (Details)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 23, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Concentration Risk
Provision for loan losses during the period		$ 970,000	$ 1,390,000	$ 1,980,000
Outstanding principal						$ 97,888,522
Accrued interest on loans						28,613
Cash and bank deposits		$ 2,950,000				$ 500,000	$ 500,000
Maturity term of time deposits		5 years
Subsequent event
Concentration Risk
Cash and bank deposits					$ 3,180,000
Mr. Or
Concentration Risk
Loan receivable		$ 0	$ 0
Alpen Baruch Bank
Concentration Risk
Cash at bank		$ 230,000
Alpen Baruch Bank | Subsequent event
Concentration Risk
Cash at bank					$ 130,000
Sales Revenue | Customer concentration | Major Customer One
Concentration Risk
Concentration risk percentage		18.00%	17.00%
Sales Revenue | Customer concentration | Major Customer Two
Concentration Risk
Concentration risk percentage	10.00%	13.00%
Loans receivable | Customer One | Customer concentration
Concentration Risk
Concentration risk percentage		11.00%	11.00%
Loans receivable | Customer Two | Customer concentration
Concentration Risk
Concentration risk percentage		14.00%	15.00%
Loans receivable | Customer Three | Customer concentration
Concentration Risk
Concentration risk percentage		20.00%	21.00%
Loans receivable | Customer Four | Customer concentration
Concentration Risk
Concentration risk percentage		23.00%	26.00%
Cost of revenue | Supplier concentration | Supplier one
Concentration Risk
Concentration risk percentage		14.00%	15.00%